Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
Alphabet, Inc. - Class A	29,140	4,833
Meta Platforms, Inc. - Class A	10,381	5,942

Total		10,775

Consumer Discretionary (12.5%)
Amazon.com, Inc. *	39,587	7,376
AutoZone, Inc. *	619	1,950
Chipotle Mexican Grill, Inc. *	27,514	1,585
Lowe’s Companies, Inc.	17,061	4,621
Marriott International, Inc. - Class A	6,218	1,546
McDonald’s Corp.	8,452	2,574
Tesla, Inc. *	3,741	979
The TJX Cos., Inc.	11,392	1,339

Total		21,970

Consumer Staples (1.2%)
Mondelez International, Inc.	28,668	2,112

Total		2,112

Energy (4.7%)
Baker Hughes Co.	106,410	3,847
Exxon Mobil Corp.	37,520	4,398

Total		8,245

Financials (10.0%)
American Express Co.	13,532	3,670
Ameriprise Financial, Inc.	5,265	2,474
Block, Inc. - Class A *	13,125	881
Corpay, Inc. *	2,997	937
Morgan Stanley	12,910	1,346

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Travelers Cos., Inc.	6,896	1,614
U.S. Bancorp	43,486	1,989
Wells Fargo & Co.	80,442	4,544

Total		17,455

Health Care (12.1%)
AbbVie, Inc.	19,938	3,937
Biogen, Inc. *	3,651	708
Eli Lilly & Co.	1,984	1,758
Medtronic PLC	19,823	1,784
Regeneron Pharmaceuticals, Inc. *	3,567	3,750
Stryker Corp.	7,670	2,771
UnitedHealth Group, Inc.	7,999	4,677
Vertex Pharmaceuticals, Inc. *	4,052	1,884

Total		21,269

Industrials (11.0%)
Carrier Global Corp.	21,085	1,697
CSX Corp.	102,457	3,538
Deere & Co.	6,216	2,594
Eaton Corp. PLC	11,478	3,804
Howmet Aerospace, Inc.	16,861	1,690
Northrop Grumman Corp.	6,516	3,441
Trane Technologies PLC	6,297	2,448

Total		19,212

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (35.3%)
Analog Devices, Inc.	7,082	1,630
Apple, Inc.	57,933	13,498
Intuit, Inc.	3,847	2,389
Marvell Technology, Inc.	16,588	1,196
Mastercard, Inc. - Class A	8,768	4,330
Micron Technology, Inc.	17,759	1,842
Microsoft Corp.	36,027	15,503
NVIDIA Corp.	103,542	12,574
NXP Semiconductors NV	16,523	3,966
Oracle Corp.	21,537	3,670
Seagate Technology Holdings PLC	11,260	1,233

Total		61,831

Materials (1.9%)
Vulcan Materials Co.	12,986	3,252

Total		3,252

Real Estate (0.7%)
Prologis, Inc.	9,975	1,260

Total		1,260

Utilities (4.0%)
NextEra Energy, Inc.	30,098	2,544
PG&E Corp.	146,314	2,892
The Southern Co.	18,371	1,657

Total		7,093

Total Common Stocks (Cost: $140,971)		174,474

Total Investments (99.5%) (Cost: $140,971)@		174,474

Other Assets, Less Liabilities (0.5%)		850

Net Assets (100.0%)		175,324

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $140,971 and the net unrealized appreciation of investments based on that cost was $33,503 which is comprised of $34,128 aggregate gross unrealized appreciation and $625 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$174,474	$—	$—

Total Assets:	$174,474	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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